SHORT-TERM CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
SHORT-TERM CONVERTIBLE DEBT

NOTE 9 – SHORT-TERM CONVERTIBLE DEBT

The components of the Company’s debt as of July 31, 2021 and January 31, 2021 were as follows:

	Interest	Default Interest	Conversion	Outstanding Principal at
Maturity Date	Rate	Rate	Price	July 31, 2021	January 31, 2021
Nov 4, 2013(a)	12%	12%	$1,800,000	$100,000	$100,000
Jan 31, 2014(a)	12%	18%	$2,400,000	16,000	16,000
July 31, 2013(a)	12%	12%	$1,440,000	5,000	5,000
Jan 31, 2014(a)	12%	12%	$2,400,000	30,000	30,000
Oct. 12, 2021	12%	16%	(1)	28,000	230,000
Nov. 16, 2021	12%	16%	(1)	69,400	100,000
Nov. 23, 2021	12%	16%	(1)	66,000	165,000
July 7, 2022	12%	16%	(2)	231,000	—
July 12, 2022	12%	16%	$2.00	355,000	—
July 23, 2022	10%	22%	(2)	224,125	—
Sub-total				1,124,525	646,000
Debt Discount				(484,665)	(309,317)
				$639,860	$336,683

____________________

(a)	In default
(1)	Closing bid price on the day preceding the conversion date.
(2)	Closing bid price on the day preceding the conversion date in the event of default.

NOTE 9 – SHORT-TERM CONVERTIBLE DEBT

The components of the Company’s convertible debt as of January 31, 2021 and 2020 were as follows:

	Interest	Default Interest	Conversion	Outstanding Principal at
Maturity Date	Rate	Rate	Price	January 31, 2021	January 31, 2020
Nov 4, 2013*	12%	12%	$1,800,000	$100,000	$100,000
Jan 31, 2014*	12%	18%	$2,400,000	16,000	16,000
Apr 24, 2020*(ii) Y	12%	24%	(3)	—	69,730
July 31, 2013*	12%	12%	$1,440,000	5,000	5,000
Jan 31, 2014*	12%	12%	$2,400,000	30,000	30,000
Dec 24, 2015*(v)	8%	24%	(1)	—	5,000
Feb 3, 2017*(ii)(iv) Y	8%	24%	(4)	—	2,500
Mar 3, 2017*(ii)(iv)	8%	24%	(5)	—	—
Mar 3, 2017*(ii)(iv) Y	8%	24%	(5)	—	33,000
Mar 24, 2017*(ii)(iv) Y	8%	24%	(5)	—	27,500
Apr 24, 2020*(ii)(iv)(vi) Y	12%	24%	(3)	—	517,787
July 8, 2015*(v)	8%	24%	(1)	—	5,500
Apr 24, 2020(ii)(iv)(vi)X	8%	24%	(3)	—	4,500
Apr 24, 2020 X	8%	24%	(3)	—	23,297
Apr 24, 2020 X	8%	24%	(3)	—	7,703
Apr 24, 2020 X	8%	24%	(3)	—	26,500
July 19, 2016*(v)	8%	24%	(1)	—	5,000
Mar 23, 2019*(ii)(iv)(vi)X	15%	24%	(3)	—	4,444
Feb 20, 2019*(ix)X	10%	10%	(6)	—	343,047
Jun 6, 2019*(viii)X	12%	18%	(7)	—	43,577
Oct 24, 2019*(ii)(iv) Y	8%	24%	(5)	—	45,595
Nov 14, 2019*(ii)(iv) Y	8%	24%	(5)	—	86,625
Dec 14, 2019*(ii)(iv) Y	8%	24%	(5)	—	143,000
Dec 28, 2019*(i)(iv)(vi) Y	12%	18%	(6)	—	133,333
Jan 9, 2020*(ii)(iv) Y	8%	24%	(2)	—	68,750
March 1, 2020*(x)Z	10%	15%	(8)	—	40,939
March 14, 2020(iv)(vi)X	15%	24%	(9)	—	44,967
April 3, 2020*(iv) Y	8%	24%	(2)	—	172,148
April 12, 2020*(xi) Y	10%	24%	(3)	—	185,130
May 13, 2020(iv)(vi)X	15%	24%	(9)	—	55,000
May 14, 2020*(iv)(vi) Y	8%	24%	(2)	—	52,500
May 24, 2020(iv)(vi)X	15%	24%	(9)	—	40,000
June 11, 2020(iv)(vi)X	15%	24%	(9)	—	85,000
June 26, 2020*(iv)(vi) Y	15%	24%	(9)	—	76,000
July 11, 2020(iv)(vii)X	15%	24%	(9)	—	60,000
Aug 29, 2020(iv)(vii)X	15%	24%	(9)	—	45,000
Sep 16, 2020(iv)(vii)X	15%	24%	(9)	—	34,000
Sep 27, 2020(iv)(vii)X	15%	24%	(9)	—	34,000
Oct 24, 2020(iv)(vii)X	15%	24%	(9)	—	122,000
Nov 7, 2020(iv)(vii)X	15%	24%	(10)	—	42,000
Nov 22, 2020(ii)(iv)(vi) Y	8%	24%	(2)	—	55,000
Dec 10, 2020(iv)(vii)X	15%	24%	(9)	—	55,000
Dec 23, 2020(ii)(iv)(vi) Y	8%	24%	(2)	—	30,000
Oct. 12, 2021	12%	16%	(11)	230,000	—
Nov.16, 2021	12%	16%	(11)	100,000	—
Nov.23, 2021	12%	16%	(11)	165,000	—
Sub-total				646,000	2,976,072
Debt Discount				(309,317)	(689,176)
				$336,683	$2,286,896

__________

(1)	52% of the lowest trading price for the fifteen trading days prior to conversion day.
(2)	50% of the lowest trading price for the fifteen trading days prior to conversion day.
(3)	50% of the lowest trading price for the twenty trading days prior to conversion day.
(4)	50% of the lowest trading price for the fifteen trading days prior to conversion day, but not higher than $0.001.
(5)	50% of the lowest trading price for the fifteen trading days prior to conversion day, but not higher than $0.005.
(6)	60% of the lowest trading price for the twenty trading days prior to conversion day.
(7)	52% of the lowest trading price for the twenty trading days prior to conversion day.
(8)	55% of the lowest trading price for the twenty-five trading days prior to conversion day.
(9)	50% of the lowest bid price for the twenty-five trading days prior to conversion day.
(10)	45% of the lowest bid price for the fifteen trading days prior to conversion day.
(11)	closing bid price on the day preceding the conversion date.

* In default.

X On February 26, 2020 the Company exchanged convertible and short term notes and accrued interest for 250 Class C shares (transaction described further below).

Y On August 28, 2020 the Company exchanged convertible notes and accrued interest for a $ 1,200,000 promissory note with a 2 year maturity bearing interest at 12%, 950,000 warrants with a 3 year maturity and an exercise price of $0.40 and 150 Class C preferred shares (transaction described further below).

Z On August 25,2020 the Company settled a convertible note with principal of $ 40,938 for a $14,329 cash payment.  On September 14, 2020 the Company settled $20,111 in accrued interest and default interest related to this note for a cash payment of $52,446 (transaction described further below).

(i) If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price as calculated in Section 4(a) is less than $0.0001 at any time (regardless of whether or not a Conversion Notice has been submitted to the Company), the Principal Amount of the Note shall increase by ten thousand dollars ($10,000) (under Holder’s and Company’s expectation that any Principal Amount increase will tack back to the Issuance Date). In addition, the Conversion Price shall be permanently redefined to equal the lesser of (a) $0.00001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note. If at any time while this Note is outstanding, an Event of Default (as defined herein) occurs, then an additional discount of 15% shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 65% assuming no other adjustments are triggered hereunder). These above contingencies have not occurred.

(ii) In the event the Company experiences a DTC ” Chill” on its shares, the conversion price shall be decreased to 40% instead of 50% while that “Chill” is in effect. If the Company fails to maintain the share reserve at the 4x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%.

(iii) The share purchase agreements ancillary to the convertible note agreements do not allow the lender to engage in short sales.

(iv) If the Company becomes delinquent or continues its delinquency in its periodic filings with the SEC after the 6-months anniversary of the note, then the holder is entitled to use the lowest closing bid price during the delinquency period as a base price for the conversion.

(v) In the event the Company experiences a DTC ” Chill” on its shares, the conversion price shall be decreased to 42% instead of 52% while that “Chill” is in effect.

(vi) If the Company fails to maintain the share reserve at the 4x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%.

(vii) If the Company fails to maintain the share reserve at the 3x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%.

(viii) If at any time while this Note is outstanding, an event of default occurs, then an additional discount of 15% shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 65% assuming no other adjustments are triggered hereunder). If at any time while this Note is outstanding, the Borrower’s Common Stock are not deliverable via DWAC, an additional 10% discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding.

(ix) If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price is less than $0.01 at any time, the Principal Amount of the Note shall increase by ten thousand dollars ($10,000).  In addition, the Conversion price shall be permanently redefined to equal the lesser of (a) $0.001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.

(x) In the event that shares of the Borrower’s Common Stock are not deliverable via DWAC following the conversion of any amount hereunder, an additional ten percent (10%) discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 55% assuming no other adjustments are triggered hereunder). Additionally, if the Borrower fails to comply with the reporting requirements of the Exchange Act (including but not limited to becoming late or delinquent in its filings, even if the Borrower subsequently cures such delinquency) at any time while after the Issue Date, and/or the Borrower shall cease to be subject to the reporting requirements of the exchange Act, an additional fifteen percent (15%) discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 60% assuming no other adjustments are triggered hereunder).

(xi) If the Borrower’s Common stock is chilled for deposit at DTC, becomes chilled at any point while this Note remains outstanding or deposit or other additional fees are payable due to a Yield Sign, Stop Sign or other trading restrictions, or if the closing price at any time falls below $0.01 (as appropriately and equitably adjusted for stock splits, stock dividends, stock contributions and similar events), then an additional 15% discount will be attributed to the Conversion Price for any and all Conversions submitted thereafter.

The Company had accrued interest payable of $240,713 and $703,270 on the notes at January 31, 2021 and January 31, 2020, respectively.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that some instruments should be classified as liabilities due to there being a variable number of shares to be delivered upon settlement of the above conversion options. The instruments are measured at fair value at the end of each reporting period or termination of the instrument with the change in fair value recorded to earnings. The fair value of the embedded conversion option resulted in a discount to the note on the debt modification date. For the years ended January 31, 2021 and 2020, the Company recorded amortization expense of $335,004 and $800,159, respectively. See more information in Note 8.

During the years ended January 31, 2021 and 2020 the Company added $3,394 and $482,709 in penalty interest to the loans, respectively.

On February 26, 2020 a lender exchanged $1,070,035 in convertible notes and $175,421 in accrued interest (as denoted by X in the above schedule) as well as $122,000 in short-term debt and $22,076 in accrued interest , and the associated derivative liability of $792,218 all totaling $2,181,750 in exchange for 250 Class C shares having a fair-value of $9,105. A gain of $1,745,994 was recorded.

On August 28, 2020 a lender exchanged $1,692,690 in convertible notes and $571,454 in accrued interest (as denoted by Y in the above schedule) as well as the associated derivative liability of $2,635,974 all totaling $4,900,118 in exchange for a promissory note of $1,200,000 bearing interest at 12% and maturing August 28, 2022 , 950,000 Warrants with a 3 year maturity and an exercise price of $0.40 having a fair value of $351,500 and 150 Class C shares having a fair-value of $20,290. A gain of $3,278,327  was recorded.

On August 25, 2020 a lender exchanged $40,939 in a convertible note (as denoted by Z in the above schedule), and the associated derivative liability of $31,320 all totaling $72,259 in exchange for a cash payment of $14,329. On September 14, 2020 the same lender exchanged $20,111 in accrued interest and default interest (from that note) for a cash payment of $52,446. A total gain of $25,595 on the two transactions was recorded.

On October 12, 2020 the Company entered into a new convertible note for $250,000 with a one year maturity, interest rate of 12%, the Company received $210,250 in cash proceeds, recorded an original issue discount of $25,000, a derivative discount of $132,613, and transaction fees of $14,750. The first year’s interest of $28,000 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $ 50,000 through the issuance of 19,685 shares. The Company recognized $14,916 as debt discount with a corresponding adjustment to paid-in capital. The  discount is amortized over the term of the loan.$20,000 was repaid on this note as of January 31, 2021.

On November 16, 2020 the Company entered into a new convertible note for $100,000 with a one year maturity, interest rate of 12%, the Company received $83,500 in cash proceeds, recorded an original issue discount of $12,000, a derivative discount of $49,730, and transaction fees of $4,500. The first year’s interest of $12,000 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $ 20,001 through the issuance of 6,667 shares. The Company recognized $6,526 as debt discount with a corresponding  adjustment to paid-in capital. The  discount is amortized over the term of the loan.

On November 23, 2020 the Company entered into a new convertible note for $165,000 with a one year maturity, interest rate of 12%, the Company received $139,000 in cash proceeds, recorded an original issue discount of $15,000, a derivative discount of $82,144, and transaction fees of $11,000. The first year’s interest of $19,800 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $43,750 through the issuance of 17,500 shares. The Company recognized $13,618 as debt discount with a corresponding adjustment to paid-in capital. The  discount is amortized over the term of the loan.

During the year ended January 31, 2021, the Company converted a total of $24,803 of the convertible notes and $19,933 accrued interest into 624,847 common shares.

As of January 31, 2021, the Company had $151,000 of aggregate debt in default. The agreements provide legal remedies for satisfaction of defaults, none of the lenders to this point have pursued their legal remedies. The Company continues to accrue interest at the listed rates, and plans to seek their conversion or payoff within the next twelve months.